Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 08, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013	Dec. 31, 2016 ₪ / shares
Shareholders' Equity (Textual)
Unrecognized compensation cost | $		$ 8,875
Weighted average vesting period		2 years 9 months 4 days
Options exercisable, description				25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three month period for 3 years. Options that have vested are exercisable for up to 10 years from the grant date of the options to each employee.	Generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee.
Vested options exercisable term		10 years
Ordinary shares available for future grant | shares		1,401,875
Weighted average fair value of options granted | $ / shares		$ 5.64	$ 7.11	$ 4.46
Total intrinsic value of options exercised | $		$ 7,821
Fair value of options vested per share | $ / shares		$ 4.92
Board of Directors [Member]
Shareholders' Equity (Textual)
Increase in the ordinary shares reserved for issuance | shares		4,818,862
IPO [Member]
Shareholders' Equity (Textual)
Ordinary shares sold | shares	8,165,000
Net proceeds from offering | $	$ 73,519
Convertible ordinary shares | shares	12,628,741
Initial public offering, description	Company closed its initial public offering ("IPO") whereby 8,165,000 ordinary shares were sold by the Company to the public (inclusive of 1,065,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters).
Option [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares						₪ 0.01
Total intrinsic value of options exercised | $		$ 7,821	$ 5,281	$ 189